SHARE BASED PAYMENTS (Details 1)	9 Months Ended		12 Months Ended
	Sep. 30, 2023 $ / shares	Sep. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares
Share based payments
Balance, Number Of Stock Options	458,664	458,664	400,331	400,331
Granted	20,655	20,655	95,013	95,013
Cancelled	64,031	64,031	36,680	36,680
Balance, Number Of Stock Options	415,288	415,288	458,664	458,664
Balance, Weighted Average Exercise Price | (per share)		$ 20.33	$ 21.79
Granted, Weighted Average Exercise Price | (per share)		$ 6.29	15.49
Cancelled, Weighted Average Exercise Price	$ 2.47		$ 22.27
Balance, Weighted Average Exercise Price | (per share)	$ 5.15			$ 20.33